Baron WealthBuilder Fund

PORTFOLIO OF INVESTMENTS

MARCH 31, 2026 (UNAUDITED)

Shares		Cost	Value
Affiliated Mutual Funds (94.83%)
Small Cap (28.95%)
710,142	Baron Discovery Fund – Institutional Shares	$17,049,594	$22,930,495
1,018,059	Baron Growth Fund – Institutional Shares	88,371,962	61,307,514
2,172,114	Baron Small Cap Fund – Institutional Shares	68,348,713	60,493,375

Total Small Cap		173,770,269	144,731,384

Small/Mid Cap (6.76%)
588,613	Baron Focused Growth Fund – Institutional Shares	16,112,298	33,815,823

Mid Cap (9.90%)
559,158	Baron Asset Fund – Institutional Shares	49,397,930	49,502,227

Large Cap (8.30%)
670,649	Baron Durable Advantage Fund – Institutional Shares	10,570,360	20,354,198
350,072	Baron Fifth Avenue Growth Fund – Institutional Shares	10,904,773	21,144,375

Total Large Cap		21,475,133	41,498,573

All Cap (18.85%)
402,470	Baron Opportunity Fund – Institutional Shares	8,915,125	21,318,849
290,674	Baron Partners Fund – Institutional Shares	16,583,002	72,935,814

Total All Cap		25,498,127	94,254,663

Non-U.S./Global (10.30%)
733,272	Baron Emerging Markets Fund – Institutional Shares	9,684,984	14,093,480
431,057	Baron Global Opportunity Fund – Institutional Shares	11,184,736	20,794,181
521,372	Baron International Growth Fund – Institutional Shares	13,264,231	16,584,843

Total Non-U.S./Global		34,133,951	51,472,504

Sector (11.77%)
775,854	Baron Health Care Fund – Institutional Shares	13,595,125	15,330,880
793,580	Baron Real Estate Fund – Institutional Shares	25,523,750	30,489,362
756,554	Baron Real Estate Income Fund – Institutional Shares	11,777,465	13,050,548

Total Sector		50,896,340	58,870,790

Total Affiliated Mutual Funds		371,284,048	474,145,964

Affiliated Exchange-Traded Funds (5.20%)
520,005	Baron Financials ETF	9,525,079	10,845,432
462,000	Baron SMID Cap ETF	11,321,310	9,969,960
222,000	Baron Technology ETF	5,635,470	5,178,927

Total Affiliated Exchange-Traded Funds		26,481,859	25,994,319

Total Investments in Affiliated Funds (100.03)		$397,765,907	500,140,283

Liabilities Less Cash and Other Assets (-0.03%)			(164,486)

Net Assets			$499,975,797

%	Represents percentage of net assets.

All Funds are Level 1, see footnote 2d for dividend income and other distributions.

See Notes to Portfolios of Investments.

Baron WealthBuilder Fund	March 31, 2026

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 10 series. This report covers only the Baron WealthBuilder Fund (the Fund). The Fund’s investment objective is capital appreciation. The Fund is a diversified fund that invests, at any given time, in the securities of a select number of Baron mutual funds and affiliated exchange-traded funds (ETFs and collectively, the Underlying Funds), representing specific investment strategies. The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (BAMCO or the Adviser). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and sector stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at BaronCapitalGroup.com.

The Fund offers Retail Shares, TA Shares, and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Fund’s share price or net asset value (NAV) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Investments in the Underlying Funds are valued at their closing NAV per share for mutual funds and at their last sale price on exchange for exchange traded funds on the day of valuation. Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Baron WealthBuilder Fund	March 31, 2026

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities held by the Underlying Funds traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Underlying Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U.S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Non-Diversified Portfolio. Certain Underlying Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Underlying Fund’s performance (and consequently the Fund’s performance) compared to a diversified fund. Thus, a non-diversified fund is more likely to experience significant fluctuations in value, exposing the Underlying Fund (and consequently the Fund) to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified funds may encounter difficulty liquidating securities.

Baron WealthBuilder Fund	March 31, 2026

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

d) Transactions in “Affiliated” Companies. The Fund invests in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Shares Held at December 31, 2025	Value at December 31, 2025	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at March 31, 2026	Value at March 31, 2026	% of Net Assets at March 31, 2026
“Affiliated” Companies as of March 31, 2026:
Baron Asset Fund*	559,158	$53,695,909	$—	$—	$(4,193,682)	$—	$—	559,158	$49,502,227	9.90%
Baron Discovery Fund*	710,142	25,664,543	—	—	(2,734,048)	—	—	710,142	22,930,495	4.59%
Baron Durable Advantage Fund*	670,649	22,372,852	—	—	(2,018,654)	—	—	670,649	20,354,198	4.07%
Baron Emerging Markets Fund*	841,928	16,106,082	—	2,221,507	(298,568)	507,473	—	733,272	14,093,480	2.82%
Baron Fifth Avenue Growth Fund*	350,072	23,587,881	—	—	(2,443,506)	—	—	350,072	21,144,375	4.23%
Baron Financials ETF	520,005	12,946,669	—	—	(2,101,237)	—	—	520,005	10,845,432	2.17%
Baron Focused Growth Fund*	690,381	41,747,323	—	6,075,730	(3,920,066)	2,064,296	—	588,613	33,815,823	6.76%
Baron Global Opportunity Fund*	489,198	24,787,642	—	2,898,271	(2,324,819)	1,229,629	—	431,057	20,794,181	4.16%
Baron Growth Fund*	1,004,219	68,768,895	882,106	—	(8,343,487)	—	—	1,018,059	61,307,514	12.26%
Baron Health Care Fund*	775,854	16,479,144	—	—	(1,148,264)	—	—	775,854	15,330,880	3.06%
Baron International Growth Fund*	543,969	17,483,156	—	777,976	(150,079)	29,742	—	521,372	16,584,843	3.32%
Baron Opportunity Fund*	402,470	23,395,596	—	—	(2,076,747)	—	—	402,470	21,318,849	4.26%
Baron Partners Fund*	316,671	83,933,690	—	6,787,045	(7,881,676)	3,670,845	—	290,674	72,935,814	14.59%
Baron Real Estate Fund*	810,295	32,906,077	—	660,536	(1,733,264)	(22,915)	—	793,580	30,489,362	6.10%
Baron Real Estate Income Fund*	753,863	12,906,141	46,136	—	98,271	—	46,136	756,554	13,050,548	2.61%
Baron Small Cap Fund*	2,172,114	65,684,727	—	—	(5,191,352)	—	—	2,172,114	60,493,375	12.10%
Baron SMID Cap ETF	462,000	11,171,160	—	—	(1,201,200)	—	—	462,000	9,969,960	1.99%
Baron Technology ETF	222,000	5,576,329	—	—	(397,402)	—	—	222,000	5,178,927	1.04%

		$559,213,816	$928,242	$19,421,065	$(48,059,780)	$7,479,070	$46,136		$500,140,283	100.03%

*	Institutional Shares

Baron WealthBuilder Fund	March 31, 2026

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.